Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000012240 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000012240 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000012240 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000012240 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000012240 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000012240 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012240 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000012238 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000012238 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000012238 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000012238 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012238 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000012238 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000012238 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)